FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Fair Value Measurements

NOTE 11. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measures

The three tables below, by level within the fair value hierarchy, set forth our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011. We classify financial assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities, and their placement within the fair value hierarchy levels.

The fair value of commodity derivative assets and liabilities is determined in accordance with our netting policy, as we discuss below under “Derivative Positions Net of Cash Collateral.”

The determination of fair values, shown in the tables below, incorporates various factors, including but not limited to, the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests).

Our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011 in the tables below include the following:

  Nuclear decommissioning trusts reflect the assets of SDG&E's nuclear decommissioning trusts, excluding cash balances. A third party trustee values the trust assets using prices from a pricing service based on a market approach. We validate these prices by comparison to prices from other independent data sources. Equity and certain debt securities are valued using quoted prices listed on nationally recognized securities exchanges or based on closing prices reported in the active market in which the identical security is traded (Level 1). Other debt securities are valued based on yields that are currently available for comparable securities of issuers with similar credit ratings (Level 2).
  We enter into commodity contracts and interest rate derivatives primarily as a means to manage price exposures. We primarily use a market approach with market participant assumptions to value these derivatives. Market participant assumptions include those about risk, and the risk inherent in the inputs to the valuation techniques. These inputs can be readily observable, market corroborated, or generally unobservable. We have exchange-traded derivatives that are valued based on quoted prices in active markets for the identical instruments (Level 1). We also may have other commodity derivatives that are valued using industry standard models that consider quoted forward prices for commodities, time value, current market and contractual prices for the underlying instruments, volatility factors, and other relevant economic measures (Level 2). All Level 3 recurring items are related to CRRs at SDG&E, as we discuss below under “Level 3 Information.” We record commodity derivative contracts that are subject to rate recovery as commodity costs that are offset by regulatory account balances and are recovered in rates.

  Investments include marketable securities that we value using a market approach based on closing prices reported in the active market in which the identical security is traded (Level 1).

There were no transfers into or out of Level 1, Level 2 or Level 3 for Sempra Energy Consolidated, SDG&E or SoCalGas during the periods presented, nor any changes in valuation techniques used in recurring fair value measurements.

RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		Netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(1)		626		262		―		―	888
Interest rate instruments		―		68		―		―	68
Commodity contracts subject to rate recovery		13		―		61		―	74
Commodity contracts not subject to rate recovery		28		15		―		―	43
Investments		1		―		―		―	1
Total		$668		$345		$61	$	―	$1,074
Liabilities:
Interest rate instruments	$	―		$126	$	―	$	―	$126
Commodity contracts subject to rate recovery		23		9		―		(23)	9
Commodity contracts not subject to rate recovery		6		23		―		(11)	18
Total		$29		$158	$	―		$(34)	$153

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Interest rate instruments		―		66		―		―	66
Commodity contracts subject to rate recovery		10		1		23		―	34
Commodity contracts not subject to rate recovery		15		35		―		(2)	48
Investments		5		―		―		―	5
Total		$590		$335		$23		$(2)	$946
Liabilities:
Interest rate instruments		$1		$124	$	―	$	―	$125
Commodity contracts subject to rate recovery		61		13		―		(61)	13
Commodity contracts not subject to rate recovery		1		52		―		(4)	49
Total		$63		$189	$	―		$(65)	$187
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$539	$	―	$	―	$	―	$539
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		87		69		―		―	156
Municipal bonds		―		63		―		―	63
Other securities		―		130		―		―	130
Total debt securities		87		262		―		―	349
Total nuclear decommissioning trusts(1)		626		262		―		―	888
Commodity contracts subject to rate recovery		12		―		61		―	73
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$639		$262		$61	$	―	$962

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		23		8		―		(23)	8
Total		$23		$89	$	―		$(23)	$89

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Commodity contracts subject to rate recovery		9		―		23		―	32
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$570		$233		$23	$	―	$826

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		61		12		―		(61)	12
Total		$61		$93	$	―		$(61)	$93
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2012
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1	$	―	$	―	$	―	$1
Commodity contracts not subject to rate recovery		3		―		―		―	3
Total		$4	$	―	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1

	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1		$1	$	―	$	―	$2
Commodity contracts not subject to rate recovery		2		―		―		―	2
Total		$3		$1	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$	―	$1
Total	$	―		$1	$	―	$	―	$1

Level 3 Information

The following table sets forth reconciliations of changes in the fair value of CRRs classified as Level 3 in the fair value hierarchy for Sempra Energy Consolidated and SDG&E:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Balance as of January 1	$23	$2	$10
Realized and unrealized gains (losses)	31	32	(16)
Allocated transmission instruments	58	7	8
Settlements	(51)	(18)	―
Balance as of December 31	$61	$23	$2
Change in unrealized gains or losses relating to
instruments still held at December 31	$17	$17	$(9)

SDG&E's Energy and Fuel Procurement department, in conjunction with SDG&E's finance group, is responsible for determining the appropriate fair value methodologies used to value and classify CRRs on an ongoing basis. Inputs used to determine the fair value of CRRs are reviewed and compared with market conditions to determine reasonableness. All costs related to CRRs are expected to be recoverable through customer rates. As such, there is no impact to net income from changes in the fair value of these instruments.

CRRs are recorded at fair value based almost entirely on the most current auction prices published by the California ISO, an objective source. The impact associated with discounting is negligible. Because auction prices are a less observable input, these instruments are classified as Level 3. Auction prices range from $(11) per MWh to $12 per MWh at a given location, and the fair value of these instruments is derived from auction price differences between two locations. Positive values between two locations represent expected future reductions in congestion costs, whereas negative values between two locations represent expected future charges. Valuation of our CRRs is sensitive to a change in auction price. If auction prices at one location increase (decrease) relative to another location, this could result in a higher (lower) fair value measurement. We summarize CRR volumes in Note 10. Realized gains and losses associated with CRRs are recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations. Unrealized gains and losses are recorded as regulatory assets and liabilities and therefore also do not affect earnings.

Derivative Positions Net of Cash Collateral

Each Consolidated Balance Sheet reflects the offsetting of net derivative positions with fair value amounts for cash collateral with the same counterparty when management believes a legal right of offset exists.

The following table provides the amount of fair value of cash collateral receivables that were not offset in the Consolidated Balance Sheets as of December 31, 2012 and 2011:

	December 31,
(Dollars in millions)	2012	2011
Sempra Energy Consolidated	$35	$20
SDG&E	13	10
SoCalGas	3	2

Fair Value of Financial Instruments

The fair values of certain of our financial instruments (cash, temporary investments, accounts and notes receivable, dividends and accounts payable, short-term debt and customer deposits) approximate their carrying amounts. Investments in life insurance contracts that we hold in support of our Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans are carried at cash surrender values, which represent the amount of cash that could be realized under the contracts. The following table provides the carrying amounts and fair values of certain other financial instruments at December 31:

FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1		Level 2		Level 3		Total
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$12	$	―	$	―		$36	$36
Total long-term debt(2)	11,873		―		12,287		956	13,243
Preferred stock of subsidiaries	99		―		107		―	107
SDG&E:
Total long-term debt(3)	$4,135	$	―		$4,243		$345	$4,588
Contingently redeemable preferred stock	79		―		85		―	85
SoCalGas:
Total long-term debt(4)	$1,413	$	―		$1,599	$	―	$1,599
Preferred stock	22		―		24		―	24

	December 31, 2011
	Carrying	Fair Value
	Amount	Level 1		Level 2		Level 3		Total
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$21	$	―	$	―		$48	$48
Total long-term debt(2)	9,826		―		10,447		600	11,047
Preferred stock of subsidiaries	99		―		106		―	106
SDG&E:
Total long-term debt(3)	$3,895	$	―		$3,933		$355	$4,288
Contingently redeemable preferred stock	79		―		86		―	86
SoCalGas:
Total long-term debt(4)	$1,313	$	―		$1,506	$	―	$1,506
Preferred stock	22		―		23		―	23
(1)	Investments in affordable housing partnerships at Parent and Other.
(2)	Before reductions for unamortized discount (net of premium) of $16 million at both December 31, 2012 and 2011, and excluding capital leases of $189 million at December 31, 2012 and $204 million at December 31, 2011, and commercial paper classified as long-term debt of $300 million at December 31, 2012 and $400 million at December 31, 2011. We discuss our long-term debt in Note 5.
(3)	Before reductions for unamortized discount of $12 million at December 31, 2012 and $11 million at December 31, 2011, and excluding capital leases of $185 million at December 31, 2012 and $193 million at December 31, 2011.
(4)	Before reductions for unamortized discount of $4 million at December 31, 2012 and $3 million at December 31, 2011, and excluding capital leases of $4 million at December 31, 2012 and $11 million at December 31, 2011.

We calculate the fair value of our investments in affordable housing partnerships using an income approach based on the present value of estimated future cash flows discounted at rates available for similar investments (Level 3).

We base the fair value of certain of our long-term debt and preferred stock on a market approach using quoted market prices for identical or similar securities in thinly-traded markets (Level 2). We value other long-term debt using an income approach based on the present value of estimated future cash flows discounted at rates available for similar securities (Level 3).

Non-Recurring Fair Value Measures – Sempra Energy Consolidated

We discuss non-recurring fair value measures and the associated accounting impact on our investments in Rockies Express and RBS Sempra Commodities in Note 4.

Rockies Express

In the full year ended December 31, 2012, we recorded a $400 million pretax impairment of our investment in Rockies Express. In the second quarter of 2012, the noncash impairment charge of $300 million ($179 million after-tax) primarily resulted from the continuing decline in basis differential associated with shale gas production zones coming on line, assumptions related to the re-contracting of the long-term transportation agreements, and the refinancing of the existing project level debt, discussed further below. The fair value measurement was significantly impacted by unobservable inputs (Level 3) as defined by the accounting guidance for fair value measurements, which we discuss in Note 1 under “Fair Value Measurements.” We considered a market participant's view of the total value for Rockies Express, based on an estimation of the future cash distributions it would be able to generate, adjusted for our 25-percent ownership interest. To estimate future cash distributions, we considered factors impacting Rockies Express' ability to pay future distributions including:

  the extent to which future cash flows are hedged by capacity sales contracts and their duration (generally through 2019), as well as the creditworthiness of the various counterparties;
  Rockies Express' future financing needs, including the ability to secure borrowings at reasonable rates as well as potentially using operating cash to retire principal;
  prospects for generating attractive revenues and cash flows beyond 2019, including natural gas' future basis differentials (driven by the location and extent of future supply and demand) and alternative strategies potentially available to utilize the assets; and

  discount rates commensurate with the risks inherent in the cash flows.

In the third quarter of 2012, KMI reached an agreement with Tallgrass, which closed in the fourth quarter of 2012, to sell its asset group as mandated by the FTC, which group included its interest in Rockies Express. Events in the third quarter of 2012 related to this agreement also provided us with additional market participant data. We therefore updated our analysis of the fair value of our investment in Rockies Express as of September 30, 2012 to reflect these additional inputs and recorded an additional impairment charge of $100 million ($60 million after-tax). This fair value measurement in the third quarter was based primarily on the Level 2 input. We believe this is useful and reliable information, but we considered that it may be impacted by the FTC's requirement for KMI to sell its interest in Rockies Express. To reflect this uncertainty, our updated analysis included the less subjective Level 2 market participant input as the primary indicator of fair value, with less weight ascribed to value based on estimated discounted cash flows as discussed above and in the table below. The updates to the cash flow analysis used in determining fair value in the second quarter reflected discussions with Tallgrass as to the strategic direction they are planning to take with their equity partners for Rockies Express, as well as additional discussions with other market participants. As of December 31, 2012, Tallgrass is the operator of Rockies Express.

We believe our analysis forms a reasonable estimate of the fair value of Rockies Express. This estimate includes the material input described above, which was generally observable during the period most relevant to our analysis. Regarding the unobservable inputs, significant uncertainties exist with regard to REX's ability to secure attractive revenues beyond 2019. Accordingly, our analysis suggests that the fair value of our investment in Rockies Express could be materially different from the value we have estimated at this time. For example, if REX is able to sustain the level of revenues currently generated beyond 2019, the value of our investment in Rockies Express would be materially enhanced and the indicated value of our investment in Rockies Express could be significantly higher. Conversely, if REX is unable to sell its transport capacity at sufficient rates or in sufficient volumes beyond 2019, the fair value of our investment in Rockies Express could be materially lower than our carrying amount. Separately, future events involving REX equity could occur and may also provide additional information regarding the fair value of our investment in REX.

Sempra Natural Gas developed the models and scenarios used to measure the fair value of our investment in REX. This modeling used inputs from external sources as described above and in the table below, as well as internally available data, such as operating and maintenance budgets used for financial planning purposes. External experts that forecast the future price of natural gas at various physical locations were also engaged to help validate certain scenarios and modeling assumptions. The fair value measurements were reviewed in detail by Sempra Natural Gas' financial management, as well as Sempra Energy's financial management team.

RBS Sempra Commodities

Parent and Other recorded impairment charges of $16 million in 2011 and $305 million in 2010 to reduce the carrying value of our investment in RBS Sempra Commodities, which we discuss in Note 4. These impairments resulted from adjustments to the carrying value of our investment in the partnership at certain reporting dates. We recorded the $305 million charge ($139 million after-tax) to reduce the investment in the partnership in the third quarter of 2010 because projected cash distributions from RBS Sempra Commodities, including proceeds from the sale of the partnership's businesses and net of expected transition costs, were not expected to fully recover the goodwill included in the carrying value of our investment in the partnership. We recorded a pretax noncash charge of $16 million ($10 million after-tax) in the third quarter of 2011 to further reduce our investment to reflect the latest estimates of our expected future cash distributions from the partnership, which were impacted by additional amounts incurred to conclude the sales of the partnership's businesses. In 2011 and 2010, the fair value of our investment in RBS Sempra Commodities was significantly impacted by unobservable inputs (i.e. Level 3 inputs) as defined by the accounting guidance for fair value measurements and described in the table below. The inputs included estimated future cash distributions expected from the partnership, excluding the impact of costs anticipated for transactions that had not closed at the time of fair value measurement.

The following table summarizes significant inputs impacting non-recurring fair value measures related to our investments in REX and RBS Sempra Commodities:

NON-RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
% of
	Estimated		Fair	Fair Value
	Fair		Value	Measure-		Range of
	Value(1)	Valuation Technique	Hierarchy	ment	Inputs Used to Develop Measurement	Inputs
Investment in
Rockies Express	$ 369(2)	Market approach	Level 2	67%	Equity sale offer price	100%

		Probability weighted	Level 3	33%	Combined transportation rate assumption(4)	6% - 78%
		discounted cash flow			Counterparty credit risk on existing contracts	Low
					Operation and maintenance escalation rate	0% - 1%
					Forecasted interest rate on debt to be refinanced	5% - 10%
					Discount rate	8% - 10%
Investment in
RBS Sempra
Commodities	$ 126(3)	Discounted cash flow	Level 3	100%	Future cash distributions	90% - 110%
(1)	At measurement date.
(2)	Estimated fair value does not include $13 million of equity earnings and $21 million of dividend distributions that occurred subsequent to September 30, 2012.
(3)	There have been no earnings or distributions subsequent to September 30, 2011.
(4)	Transportation rate beyond existing contract terms as a percentage of current mean REX rates.